SCUDDER
                                                                     INVESTMENTS



Scudder Capital Growth Fund

Scudder Growth Fund

Scudder Large Company Growth Fund

Scudder Top US 50 Fund

Classes A, B and C

Supplement to Prospectus Dated December 1, 2002

--------------------------------------------------------------------------------

The following replaces the average annual total returns shown for Class C under The Fund's Performance History. Performance for Class C has been further adjusted to reflect a 1% up-front sales charge implemented effective February 3, 2003.

--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/2001
--------------------------------------------------------------------------------
Class C (Return before Taxes)    1 Year    5 Years    10 Years   Since Inception
--------------------------------------------------------------------------------
Scudder Capital Growth Fund      -22.03      8.70        9.50           __
--------------------------------------------------------------------------------
Scudder Growth Fund              -24.49      1.38        4.01           __
--------------------------------------------------------------------------------
Scudder Large Company Growth     -24.16      7.00        8.17           __
Fund
--------------------------------------------------------------------------------
Scudder Top US 50 Fund           -29.11       __          __          0.88*
--------------------------------------------------------------------------------

*  Since 9/2/1998.

The following replaces the fee and expense information shown for each fund under How Much Investors Pay:

Scudder Capital Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                   Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75%         None        1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None*        4.00%        1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.58%        0.58%        0.58%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee               0.25         1.00         1.00
--------------------------------------------------------------------------------
Other Expenses**                               0.76         1.03         1.24
--------------------------------------------------------------------------------
Total Annual Operating Expenses**              1.59         2.61         2.82
--------------------------------------------------------------------------------
Less Expense Waiver**                          0.34         0.59         0.81
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after      1.25         2.02         2.01
waiver)
--------------------------------------------------------------------------------
* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.420%, 0.435% and 0.425% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.000%, 1.015% and 1.005% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and director and director counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                      1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                $695           $984        $1,329         $2,300
--------------------------------------------------------------------------------
Class B shares                 605            996         1,477          2,371
--------------------------------------------------------------------------------
Class C shares                 402            809         1,428          3,096
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                $695           $984        $1,329         $2,300
--------------------------------------------------------------------------------
Class B shares                 205            696         1,277          2,371
--------------------------------------------------------------------------------
Class C shares                 302            809         1,428          3,096
--------------------------------------------------------------------------------

Scudder Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                   Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75%         None        1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None*        4.00%        1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.55%        0.55%        0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee               0.22         0.98         0.98
--------------------------------------------------------------------------------
Other Expenses**                               0.44         1.10         1.15
--------------------------------------------------------------------------------
Total Annual Operating Expenses**              1.21         2.63         2.68
--------------------------------------------------------------------------------
Less Expense Waiver**                          0.07         0.64         0.71
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after      1.14         1.99         1.97
waiver)
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.365%, 0.450% and 0.435% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 0.920%, 1.005% and 0.990% for Class A, Class B and Class C shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Due to this waiver, Total Annual Operating Expenses are not expected to increase as a result of the termination of the Agreement.

Based on the costs above (including two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                     1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                $685          $924         $1,189         $1,945
--------------------------------------------------------------------------------
Class B shares                 602           992          1,477          2,189
--------------------------------------------------------------------------------
Class C shares                 398           787          1,377          2,975
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Example                      1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                $685           $924        $1,189         $1,945
--------------------------------------------------------------------------------
Class B shares                 202            692         1,277          2,189
--------------------------------------------------------------------------------
Class C shares                 298            787         1,377          2,975
--------------------------------------------------------------------------------

Scudder Large Company Growth Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                   Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on        5.75%         None        1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge      None*        4.00%        1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                0.70%        0.70%        0.70%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee               0.25         1.00         1.00
--------------------------------------------------------------------------------
Other Expenses**                               1.04         0.38         1.46
--------------------------------------------------------------------------------
Total Annual Operating Expenses**              1.99         2.08         3.16
--------------------------------------------------------------------------------
Less Expense Waiver**                          0.68         0.00         1.10
--------------------------------------------------------------------------------
Net Annual Fund Operating Expenses (after      1.31         2.08         2.06
waiver)
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Restated to reflect maximum annual estimated costs. Through September 30, 2003, the fund pays certain of these expenses at a fixed rate administrative fee of 0.325%, 0.375% and 0.350% for Class A, Class B and Class C shares, respectively, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by each class of shares (other than those provided by the Advisor under its investment management agreement with the fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's operating expenses at 1.05% for Class A, Class B and Class C shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees.

   Through September 30, 2003, Other Expenses are estimated to be 0.33%, 0.38% and 0.36% (annualized) for Class A, Class B and Class C shares, respectively, and Total Annual Operating Expenses are estimated to be 1.28%, 2.08% and 2.06% (annualized) for Class A, Class B and Class C shares, respectively. After September 30, 2003, Other Expenses are estimated to be 1.04%, 0.99% and 1.46% (annualized) for Class A, Class B and Class C shares, respectively, and, after giving effect to the expense waiver, Total Annual Operating Expenses are estimated to be 1.31%, 2.06% and 2.06% (annualized) for Class A, Class B and Class C shares, respectively.

Based on the costs above (including for Class A and Class C shares, two years of capped expenses in each period), this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                      1 Year        3 Years       5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares                $701         $1,036        $1,464         $2,652
--------------------------------------------------------------------------------
Class B shares                $611           $952        $1,319         $2,018
--------------------------------------------------------------------------------
Class C shares                $407           $855        $1,542         $3,375
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares                $701         $1,036        $1,464         $2,652
--------------------------------------------------------------------------------
Class B shares                $211           $652        $1,119         $2,018
--------------------------------------------------------------------------------
Class C shares                $307           $855        $1,542         $3,375
--------------------------------------------------------------------------------

Scudder Top US 50 Fund

This table describes the fees and expenses that you may pay if you buy and hold fund shares.

--------------------------------------------------------------------------------
Fee Table                                   Class A       Class B      Class C
--------------------------------------------------------------------------------

Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on       5.75%         None         1.00%
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge     None*        4.00%         1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets**
--------------------------------------------------------------------------------
Management Fee                               0.85%        0.85%         0.85%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee              0.25         0.75          0.75
--------------------------------------------------------------------------------
Other Expenses***                             1.43         1.69          1.69
--------------------------------------------------------------------------------
Total Annual Operating Expenses               2.53         3.29          3.29
--------------------------------------------------------------------------------
Fee Waiver/Expense Reimbursements+            1.38         1.39          1.39
--------------------------------------------------------------------------------
Total Net Annual Operating Expenses           1.15         1.90          1.90
--------------------------------------------------------------------------------
* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Annual operating expenses reflect the expenses of both the fund and the Portfolio, the master fund in which the fund invests its assets.

*** Includes a 0.25% shareholder servicing fee for Class B and Class C shares.

+ Investment Company Capital Corp. has contractually agreed to waive a portion of its fees and reimburse expenses of the fund and the Portfolio through December 31, 2003 to the extent necessary to maintain the fund's expense ratio at the level indicated as "Total Net Annual Operating Expenses."

Based on the costs above, this example helps you compare the expenses of each share class to those of other mutual funds. This example assumes the expenses above remain the same and that the expenses were maintained for one year at rates described above. It also assumes that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example                    1 Year        3 Years        5 Years       10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares             $685         $1,193          $1,726        $3,178
--------------------------------------------------------------------------------
Class B shares              593          1,183           1,797         3,156
--------------------------------------------------------------------------------
Class C shares              391            974           1,681         3,556
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares             $685         $1,193          $1,726        $3,178
--------------------------------------------------------------------------------
Class B shares              193            883           1,597         3,156
--------------------------------------------------------------------------------
Class C shares              291            974           1,681         3,556
--------------------------------------------------------------------------------

The following supplements the relevant disclosure in each fund's prospectus relating to Class C shares:

Effective February 3, 2003, Class C shares will be offered at net asset value plus an up-front sales charge of 1.00% of the offering price. Class C shares will continue to be subject to a contingent deferred sales charge and Rule 12b-1 distribution and/or service fee as more fully described in each fund's currently effective prospectus. The up-front sales charge does not apply to reinvested dividends or distributions.

       Front-end Sales Charge as a              Front-end Sales Charge as a
           % of offering price                   % of your net investment
--------------------------------------------------------------------------------
                  1.00%                                    1.01%
--------------------------------------------------------------------------------

You may be able to buy Class C shares without an up-front sales charge when you purchase Class C shares in connection with the following types of transactions:

o Additional purchases of Class C shares made in an existing account and in the same fund(s) by existing Class C shareowners as of January 31, 2003;

o Exchanges of Class C shares made in an existing account by current Class C shareowners as of January 31, 2003;

o Purchases of Class C shares through certain omnibus accounts which have entered into an agreement with the Advisor and/or the Distributor;

o Purchases of Class C shares through certain retirement plans which have entered into an agreement with the Advisor and/or the Distributor; and

o Purchases of Class C shares through certain broker-dealers which have entered into an agreement with the Advisor and/or the Distributor.

Your financial representative or Shareholder Services can answer your questions and help you determine if you are eligible for a sales charge waiver.

This page intentionally left blank.

This page intentionally left blank.

February 1, 2003